AQR Managed Futures Strategy Fund Expense Example - AQR Managed Futures Strategy Fund	Dec. 31, 2025 USD ($)
I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 312
Expense Example, with Redemption, 3 Years	954
Expense Example, with Redemption, 5 Years	1,620
Expense Example, with Redemption, 10 Years	3,402
N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	342
Expense Example, with Redemption, 3 Years	1,042
Expense Example, with Redemption, 5 Years	1,765
Expense Example, with Redemption, 10 Years	3,676
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	304
Expense Example, with Redemption, 3 Years	930
Expense Example, with Redemption, 5 Years	1,582
Expense Example, with Redemption, 10 Years	$ 3,327